Financing Receivables - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Recorded Investment [Line Items]
Provision (benefit) charged to operations	$ 10,351	$ 1,439
Mortgage Receivable
Financing Receivable, Recorded Investment [Line Items]
Provision (benefit) charged to operations	$ 11,000	$ 2,400